Summary of Significant Accounting Policies (Policies)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Basis of Presentation
Basis of Presentation
These unaudited, interim, consolidated and combined financial statements are prepared in accordance with U.S. generally accepted accounting principles (“GAAP”) as set forth in the Financial Accounting Standards Board’s (“FASB”) Accounting Standards Codification (“ASC”). All intercompany transactions and balances have been eliminated in consolidation and combination. The notes are an integral part of the Company’s consolidated and combined financial statements. In the opinion of management, all adjustments necessary for a fair presentation of the Company’s unaudited, interim, consolidated and combined financial statements have been included and are of a normal and recurring nature. The Company’s comprehensive income (loss) is comprised solely of consolidated and combined net income (i.e., the Company has no other comprehensive income).
Prior to the Business Combination, Blue Owl’s financial statements were prepared on a consolidated and combined basis. As part of the Business Combination, Securities was contributed to the Blue Owl Operating Group. Following the Business Combination, the financial statements are prepared on a consolidated basis. The consolidated and combined financial statements of Blue Owl should be read in connection with the consolidated and combined financial statements of Owl Rock as of December 31, 2020 included in the Company’s Current Report on Form
8-K,
relating to the Business Combination, filed with the SEC on May 21, 2021.
The merger between Owl Rock and ALT was accounted for as a reverse asset acquisition, with no step-up
to fair value on any assets or liabilities, and therefore no goodwill or other intangible assets were recorded. The Dyal Acquisition was accounted for using the acquisition method of accounting. The Company recorded the fair value of the net assets acquired as of the Business Combination Date. Operating results for Dyal Capital are included starting from the Business Combination Date. See Note 3 for additional information regarding the Dyal Acquisition.
Basis of Presentation
The accompanying consolidated and combined (thereafter referred to as “consolidated”) financial statements have been prepared from the Parent’s historical accounting records and are presented on a stand-alone basis. The Parent owns a residual interest in proceeds from the sale of Sponsor B Units, which are not presented as part of these stand-alone consolidated financial statements and footnotes. All inter-company balances and transactions have been eliminated upon consolidation and combination. These consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).
The consolidated statements of operations include all revenues and costs directly attributable to Owl Rock. The consolidated statements of financial condition of Owl Rock include assets and liabilities of the Parent that are specifically identifiable or otherwise attributable to the Company. Management of Owl Rock and the Parent consider these allocations to be a reasonable reflection of the utilization of services by, or the benefits provided to Owl Rock.
Certain prior period amounts have been reclassified for consistency with the current period presentation. These reclassifications had no effect on the reported results of operations
Use of Estimates
Use of Estimates
The preparation of financial statements in conformity with GAAP requires management to make assumptions and estimates that affect the amounts reported in the consolidated and combined financial statements of the Company. The most critical of these estimates are related to (i) the fair value of the investments held by the products the Company manages, as for many products, this impacts the amount of revenues the Company recognizes each period; (ii) the fair values of the Company’s liabilities with respect to the TRA (the portion considered contingent consideration), warrants and Earnout Securities, as changes in these fair values have a direct impact on the Company’s consolidated and combined net income (loss); (iii) the estimate of future taxable income, which impacts the realizability and carrying amount of the Company’s deferred income tax assets; (iv) the qualitative and quantitative assessments of whether impairments of acquired intangible assets and goodwill exist; and (v) the determination of whether to consolidate a variable interest entity (“VIE”). Inherent in such estimates and judgements relating to future cash flows, which include the Company’s interpretation of current economic indicators and market valuations, and assumptions about the Company’s strategic plans with regard to its operations. While management believes that the estimates utilized in preparing the consolidated and combined financial statements are reasonable and prudent, actual results could differ materially from those estimates.

Use of Estimates
The preparation of financial statements in conformity with GAAP requires management to make assumptions and estimates that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from these estimates and such differences could be material to the consolidated financial statements.

Principles of Consolidation
Principles of Consolidation
The Company consolidates those entities in which it has a direct or indirect controlling financial interest based on either a variable interest model or voting interest model. The Company determines whether an entity should be consolidated by first evaluating whether it holds a variable interest in the entity. Entities that are not VIEs are further evaluated for consolidation under the voting interest model (“VOE”).
An entity is considered to be a VIE if any of the following conditions exist: (a) the total equity investment at risk is not sufficient to permit the entity to finance its activities without additional subordinated financial support, (b) the holders of equity investment at risk, as a group, lack either the direct or indirect ability through voting rights or similar rights to make decisions that have a significant effect on the success of the entity or the obligation to absorb the expected losses or right to receive the expected residual returns, or (c) the voting rights of some equity investors are disproportionate to their obligation to absorb losses of the entity, their rights to receive returns from an entity, or both and substantially all of the entity’s activities either involve or are conducted on behalf of an investor with disproportionately few voting rights.
Fees that are customary and commensurate with the level of services provided by the Company, and where the Company does not hold other economic interests in the entity that would absorb more than an insignificant amount of the expected losses or returns of the entity, would not be considered a variable interest. The Company factors in all economic interests, including proportionate interests through related parties, to determine if fees are considered a variable interest. Where the Company’s interests in funds are primarily management fees, incentive fees, and insignificant direct or indirect equity interests through related parties, the Company is not considered to have a variable interest in such entities.
The Company consolidates all VIEs for which it is the primary beneficiary. An entity is determined to be the primary beneficiary if it holds a controlling financial interest, which is defined as having (a) the power to direct the activities of the VIE that most significantly impact the entity’s economic performance and (b) the obligation to absorb losses of the entity or the right to receive benefits from the entity that could potentially be significant to the VIE. The Company does not consolidate any of the products it manages as it does not hold any direct or indirect interests in such entities that could expose the Company to an obligation to absorb losses of an entity or the right to receive benefits from an entity that could potentially be significant to such entities.
The Company determines whether it is the primary beneficiary of a VIE at the time it becomes involved with a VIE and continuously reconsiders that conclusion. In evaluating whether the Company is the primary beneficiary, the Company evaluates its direct and indirect economic interests in the entity. The consolidation analysis is generally performed qualitatively, however, if the primary beneficiary is not readily determinable, a quantitative analysis may also be performed. This analysis requires judgment, including: (1) determining whether the equity investment at risk is sufficient to permit the entity to finance its activities without additional subordinated financial support, (2) evaluating whether the equity holders, as a group, can make decisions that have a significant effect on the success of the entity, (3) determining whether two or more parties’ equity interests should be aggregated, (4) determining whether the equity investors have proportionate voting rights to their obligations to absorb losses or rights to receive returns from an entity and (5) evaluating the nature of relationships and activities of the parties involved in determining which party within a related-party group is most closely associated with a VIE and therefore would be deemed the primary beneficiary.
Under the voting interest model, the Company consolidates those entities it controls through a majority voting interest. The Company will generally not consolidate those VOEs where a single investor or simple majority of third-party investors with equity have the ability to exercise substantive kick-out
or participation rights.

Principles of Consolidation
The Company consolidates those entities in which it has a direct or indirect controlling financial interest based on either a variable interest model or voting interest model. The Company determines whether an entity should be consolidated by first evaluating whether it holds a variable interest in the entity. Entities that are not variable interest entities (“VIEs”) are further evaluated for consolidation under the voting interest model (“VOE”).
An entity is considered to be a VIE if any of the following conditions exist: (a) the total equity investment at risk is not sufficient to permit the entity to finance its activities without additional subordinated financial support, (b) the holders of equity investment at risk, as a group, lack either the direct or indirect ability through voting rights or similar rights to make decisions that have a significant effect on the success of the entity or the obligation to absorb the expected losses or right to receive the expected residual returns, or (c) the voting rights of some equity investors are disproportionate to their obligation to absorb losses of the entity, their rights to receive returns from an entity, or both and substantially all of the entity’s activities either involve or are conducted on behalf of an investor with disproportionately few voting rights.
Fees that are customary and commensurate with the level of services provided by the Company, and where the Company does not hold other economic interests in the entity that would absorb more than an insignificant amount of the expected losses or returns of the entity, would not be considered a variable interest. The Company factors in all economic interests, including proportionate interests through related parties, to determine if fees are considered a variable interest. Where the Company’s interests in funds are primarily management fees, incentive fees, and/or insignificant direct or indirect equity interests through related parties, the Company is not considered to have a variable interest in such entities.
The Company consolidates all VIEs for which it is the primary beneficiary. An entity is determined to be the primary beneficiary if it holds a controlling financial interest, which is defined as having (a) the power to direct the activities of the VIE that most significantly impact the entity’s economic performance and (b) the obligation to absorb losses of the entity or the right to receive benefits from the entity that could potentially be significant to the VIE.
The Company determines whether it is the primary beneficiary of a VIE at the time it becomes involved with a VIE and continuously reconsiders that conclusion. In evaluating whether the Company is the primary beneficiary, the Company evaluates its direct and indirect economic interests in the entity. The consolidation analysis is generally performed qualitatively, however, if the primary beneficiary is not readily determinable, a quantitative analysis may also be performed. This analysis requires judgment, including: (1) determining whether the equity investment at risk is sufficient to permit the entity to finance its activities without additional subordinated financial support, (2) evaluating whether the equity holders, as a group, can make decisions that have a significant effect on the success of the entity, (3) determining whether two or more parties’ equity interests should be aggregated, (4) determining whether the equity investors have proportionate voting rights to their obligations to absorb losses or rights to receive returns from an entity and (5) evaluating the nature of relationships and activities of the parties involved in determining which party within a related-party group is most closely associated with a VIE and hence would be deemed the primary beneficiary.

Cash and Cash Equivalents
Cash and Cash Equivalents
The Company considers highly-rated liquid investments that have an original maturity of three months or less from the date of purchase to be cash equivalents. As of June 30, 2021 and December 31, 2020, the Company holds the majority of its cash balances with a single financial institution and such balances are in excess of Federal Deposit Insurance Corporation insured limits, which exposes the Company to a certain degree of credit risk concentration.

Cash and Cash Equivalents
Cash and cash equivalents of the Company include demand deposit accounts.
As of December 31, 2020 and 2019, the Company had cash balances with financial institutions in excess of Federal Deposit Insurance Corporation insured limits. The Company monitors the credit standing of these financial institutions.

Net Capital Requirement
Net Capital Requirement
As a registered broker-dealer, Securities is subject to SEC Rule
15c3-1,
which requires the maintenance of minimum net capital
in excess of the greater of $5 and 6.67% of aggregate indebtedness
. As of December 31, 2020 and 2019, Securities’ net capital was in excess of minimum requirements.

Leases
Leases
Right-of-use
assets and liabilities related to operating leases are included within operating lease assets and operating lease liabilities, respectively, in the Company’s consolidated and combined statements of financial condition.
The Company adopted Accounting Standards Update (“ASU”)
2016-02,
Leases (Topic 842)
, as amended, on January 1, 2021 (“ASC 842”). The Company did not restate prior periods and there were no adjustments to retained earnings upon adoption of ASC 842. The Company applied the package of practical expedients permitted under the transition guidance within the new standard, including carrying forward the historical lease classification and not reassessing whether certain costs capitalized under the prior guidance are eligible for capitalization under ASC 842. The adoption of ASC 842 resulted in the recognition of $13.8 million of operating lease assets and $14.4 million of operating lease liabilities, with the net of these amounts offsetting the deferred rent credit liability in existence immediately prior to adoption.
The Company determines if an arrangement is a lease at inception.
Right-of-use
lease assets and lease liabilities are recognized at commencement date based on the present value of lease payments over the lease term.
Right-of-use
lease assets represent the Company’s right to use a leased asset for the lease term and lease liabilities represent the Company’s obligation to make lease payments arising from the lease. The Company does not recognize right-of-use
lease assets and lease liabilities for leases with an initial term of one year or less.
As the Company’s leases do not provide an implicit rate, the Company uses its estimated incremental borrowing rate based on information available at the lease commencement date in determining the present value of lease payments. The determination of an appropriate incremental borrowing rate requires judgment. The Company determines its incremental borrowing rate based on data for instruments with similar characteristics, including recently issued debt, as well as other factors.
The operating lease assets include any lease payments made and lease incentives. Lease terms include options to extend or terminate when it is reasonably certain that the Company will exercise that option. In addition, the Company separates lease and non-lease
components embedded within lease agreements. Lease expense for operating lease payments is recognized on a straight-line basis, which consists of amortization of right-of-use
assets and interest accretion on lease liabilities, over the lease term and included within general, administrative and other expenses in the consolidated and combined statements of operations. The Company does not have any material finance leases.

Intangible Assets, Net and Goodwill
Intangible Assets, Net and Goodwill
The Company recognized certain finite-lived intangible assets and goodwill as a result of the Dyal Acquisition. The Company’s finite-lived intangible assets consist of contractual rights to earn future management fees from the acquired investment management agreements and value associated with the acquired institutional client relationships and trademarks. Finite-lived intangible assets are amortized on a straight-line basis over their estimated useful lives.
The Company tests finite-lived intangible assets for impairment if certain events occur or circumstances change indicating that the carrying amount of the intangible asset may not be recoverable. The Company evaluates impairment by comparing the estimated fair value attributable to the intangible asset with its carrying amount. If an impairment exists, the Company adjusts the carrying value to equal the fair value by taking a charge through earnings. No impairments have been recognized to-date
on the Company’s acquired intangible assets.
Goodwill represents the excess of consideration over identifiable net assets of an acquired business. The Company tests goodwill annually for impairment. If, after assessing qualitative factors, the Company believes that it is more-likely-than-not
that the fair value of the reporting unit inclusive of goodwill is less than its carrying amount, the Company will perform a quantitative assessment to determine whether an impairment exists. If an impairment exists, the Company adjusts the carrying value of goodwill so that the carrying value of the reporting unit is equal to its fair value by taking a charge through earnings. The Company also tests goodwill for impairment in other periods if an event occurs or circumstances change such that it is more-likely-than-not
to reduce the fair value of the reporting unit below its carrying amount. No impairments have been recognized to-date
on the Company’s goodwill.

Fixed Assets
Fixed Assets
Fixed assets are recorded at cost, less accumulated depreciation and amortization, and are included within other assets, net in the Company’s consolidated and combined statements of financial condition. Fixed assets are depreciated or amortized on a straight-line basis, with the corresponding depreciation and amortization expense included within general, administrative and other expenses in the Company’s consolidated and combined statements of operations. The estimated useful life for leasehold improvements is the lesser of the remaining lease term and the life of the asset, while other fixed assets are generally depreciated over a period of two to seven years. Fixed assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable.

Debt Obligations, Net
Debt Obligations, Net
The Company’s debt obligations, other than revolving credit facilities, are recorded at amortized cost, net of any debt issuance costs, discounts and premiums. Debt issuance costs are deferred and along with discounts and premiums are amortized to interest expense in the consolidated and combined statements of operations over the life of the related debt instrument using the effective interest method. Unamortized debt issuance costs, discounts and premiums are written off to net losses on retirement of debt in the consolidated and combined statements of operations when the Company prepays borrowings prior to maturity. The Company defers debt issuance costs associated with revolving credit facilities and presents them within other assets, net in the consolidated and combined statements of financial condition, and such amounts are amortized to interest expense in the consolidated and combined statements of operations on a straight-line basis over the life of the related facility.

TRA Liability
TRA Liability
The tax receivable agreement (“TRA”) liability represents amounts payable to certain pre-Business
Combination equity holders of Owl Rock and Dyal Capital. The portion of the TRA liability related to the Dyal Acquisition is deemed contingent consideration payable to the previous owners of Dyal Capital, and therefore is carried at fair value, with changes in fair value reported within other income (loss) in the consolidated and combined statements of operations. The remaining portion of the TRA is carried at a value equal to the undiscounted expected future payments due under the TRA. The Company recorded its initial estimate of future payments under the TRA that is not related to the Dyal Acquisition as a decrease to additional paid-in
capital and an increase in TRA liability in the consolidated and combined financial statements. Subsequent adjustments to the liability for future payments under the tax receivable agreement related to changes in estimated future tax rates or state income tax apportionment are recognized through current period earnings in the consolidated and combined statements of operations. See Note 11 for additional information.

Warrant Liability
Warrant Liability
The Company’s warrants are recorded as liabilities carried at fair value, with changes in fair value included within other income (loss) in the Company’s consolidated and combined statements of operations.
The Private Placement Warrants contain exercise and settlement features that may change with a change in the holder, which precludes the Private Placement Warrants from being considered indexed to the Company’s own stock, and therefore the Private Placement Warrants are precluded from being classified within equity and are accounted for as derivative liabilities.
The Public Warrants include a provision that, in the event of a tender offer or exchange offer made to and accepted by holders of more than 50% of the outstanding Class A Shares, all holders of the warrants would be entitled to receive cash for their warrants. Such an event would not constitute a change in control because the Class A Shares do not represent a majority of the Registrant’s voting shares. Accordingly, the Public Warrants are also precluded from being classified within equity and are accounted for as derivative liabilities. This provision also applies to the Private Placement Warrants.

Earnout Securities Liability
Earnout Securities Liability
Earnout Securities issued in connection with the Dyal Acquisition to the former owners who are not part of the continuing management team are treated as contingent consideration and are not considered indexed to the Company’s equity. Similarly, Earnout Securities issued to certain former owners of Owl Rock are not considered indexed to the Company’s equity. These Earnout Securities are accounted for as a liability carried at fair value, with changes in fair value included within other income (loss) in the Company’s consolidated and combined statements of operations. Once recognized, the contingent earnout liability is not derecognized until the contingency is resolved and the consideration is paid or becomes payable.
Earnout Securities issued to certain employees in connection with the Business Combination were treated as compensation for post-combination employment services and accounted for as equity-based compensation. See Note 8 for additional information on these Earnout Securities.

Compensation and Benefits
Compensation and Benefits
Cash-Based Compensation
Compensation and benefits consist of salaries, bonuses, commissions, long-term deferral programs, benefits and payroll taxes. Compensation is accrued over the related service period.

Other Assets
Other Assets
Other assets include fixed assets, capital contribution receivable, prepaid expenses and other. Fixed assets, consisting of furniture, fixtures and equipment, leasehold improvements, computer hardware, and internal-use
software, are recorded at cost, less accumulated depreciation and amortization.
Direct costs associated with developing, purchasing, or otherwise acquiring software for internal use are capitalized and amortized on a straight-line basis over the expected useful life of the software, beginning when the software is ready for its intended purpose. Costs incurred for upgrades and enhancements that will not result in additional functionality are expensed as incurred.
Fixed assets are depreciated or amortized on a straight-line basis over an asset’s estimated useful life, with the corresponding depreciation and amortization expense included within general, administrative and other expenses on the Company’s consolidated statements of operations. The estimated useful life for leasehold improvements is the lesser of the remaining lease term and the life of the asset, while other fixed assets and internal-use
software are generally depreciated between two and
seven years
. Fixed assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable.
Direct and incremental costs incurred in connection with the Blue Owl transaction are capitalized and deferred in the consolidated statements of financial condition within other assets. These costs will be recorded as a reduction of capital when the transaction becomes effective.

Distributions		Distributions Distributions to members are determined in accordance with the Company’s operating agreements and are recorded on the payment date.
Foreign Currency
Foreign Currency
The functional currency of the Company’s foreign consolidated subsidiaries is the U.S. dollar, as their operations are considered extensions of U.S. parent operations. Monetary assets and liabilities denominated in foreign currencies are remeasured into U.S. dollars at the closing rates of exchange on the balance sheet date.
Non-monetary
assets and liabilities denominated in foreign currencies are remeasured into U.S. dollars using the historical exchange rate. The profit or loss arising from foreign currency transactions are remeasured using the rate in effect on the date of any relevant transaction. Gains and losses on transactions denominated in foreign currencies due to changes in exchange rates are recorded within general, administrative and other expenses.

Equity-Based Compensation
Equity-Based Compensation
Equity-based compensation awards are reviewed to determine whether such awards are equity-classified or liability-classified. Compensation expense related to equity-classified awards is equal to their grant-date fair value and recognized on a straight-line basis over the service period. When certain settlement features require an award to be liability-classified, compensation expense is recognized over the service period, and such amount is adjusted at each balance sheet date and through the settlement date to the then current fair value of such award.
The Company accounts for forfeitures on equity-based compensation arrangements as they occur. The Company recognizes deferred income tax benefits throughout the service period, based on the grant date fair value. Any tax deduction shortfall or windfall due to the difference between grant date fair value and the ultimate deduction taken for tax purposes is recognized at the time of vesting.

Non-controlling Interests
Noncontrolling Interests
Noncontrolling interests are primarily comprised of Common Units and Seller Earnout Units, which are interests in the Blue Owl Operating Group not held by the Company. Allocations to these interests in the consolidated and combined statements of operations are based on the substantive profit-sharing arrangements in the operating agreements of the Blue Owl Operating Partnerships, and to the extent that such allocations are not provisional in nature, as is the case for the Seller Earnout Units, as any allocations to these interests (other than certain minimum tax distributions) would be subject to reversal in the event the Seller Earnout Units do not achieve a Triggering Event and are canceled. Additionally, certain consolidated subsidiaries of the Blue Owl Operating Group are partially owned by third-party investors. Such interests are also presented as noncontrolling interests.

Non-controlling
Interests
Non-controlling
interests in consolidated subsidiaries reflect third-party investor capital in operating subsidiaries. The allocation of net income or loss to non-controlling
interests is based on the relative ownership interests of the third-party investors.

Revenue Recognition
Revenue Recognition
Revenues consist of management fees and administrative, transaction and other fees. The Company recognizes revenues when such amounts are probable that a significant reversal would not occur. The Company recognizes revenue at the time of transfer of promised goods or services to customers in an amount that reflects the consideration to which the Company expects to be entitled in exchange for those goods or services (i.e., the transaction price). Under this method, revenue is based on a contract with a determinable transaction price and distinct performance obligations with probable collectability. Revenues cannot be recognized until the performance obligations are satisfied and control is transferred to the customer.
Management Fees, Net
Management fees are recognized over the period in which the investment management services are performed because customers simultaneously consume and receive benefits continuously over time. Payment terms and fee rates of management fees vary by product but are generally collected on a quarterly basis and are not subject to clawback.
Management fees for the Company’s business development company (“BDC”) products are typically based on a percentage of average fair value of gross assets excluding cash. For certain BDCs, the management fee base may also include uncalled capital commitments. For the Company’s other Direct Lending products, management fees are typically based on gross or net asset value or investment cost, and also may include uncalled capital.
Management fees for the BDCs also include a fee based on the net investment income of the BDCs (“BDC Part I Fees”), which are subject to performance hurdles. Such BDC Part I Fees are classified as management fees in the consolidated and combined statements of operations as they are predictable and recurring in nature, not subject to repayment and cash-settled each quarter.
Management fees for the Company’s GP minority equity investments strategy are generally based on a percentage of capital committed during the investment period, and thereafter generally based on the cost of unrealized investments. For the other GP Capital Solutions strategies, management fees are generally determined based on a percentage of investment cost.
Because management fees, including BDC Part I Fees, are generally cash settled every quarter, the uncertainty underlying these fees are resolved each quarter. As such, on a quarterly basis, a subsequent significant reversal in relation to the cumulative revenue recognized is not probable for the quarter in arrears.
Administrative, Transaction and Other Fees
Administrative, transaction and other fees primarily include fee income, administrative fees and dealer manager revenue.
Fee income is earned for services provided to portfolio companies, which may include arrangement, syndication, origination, structuring analysis, capital structure and business plan advice and other services. The fees are generally recognized as income at the point in time when the services rendered are completed, as there is no ongoing performance requirement.
Administrative fees represent expenses incurred by certain professionals of the Company and reimbursed by products managed by the Company. The Company may incur certain costs in connection with satisfying its performance obligations under administrative agreements—including, but not limited to, employee compensation and travel costs—for which it receives reimbursements from the products it manages. The Company reports these expenses within compensation and benefits and general, administrative and other expenses and reports the related reimbursements as revenues within administrative, transaction and other fees (i.e., on a gross basis) in the consolidated and combined statements of operations.
Dealer manager revenue consists of commissions earned for providing distribution services to certain products. Dealer manager revenue is recorded on an accrual basis at the point in time when the services are completed, as there is no ongoing performance requirement.
The Company is also entitled to receive certain incentive income in the form of incentive fees and carried interest from the products that it manages. Incentive income is based on the investment performance generated over time, subject to the achievement of minimum return levels in certain products. Incentive fees from the Company’s BDCs and certain products within GP Capital Solutions are realized at the end of a measurement period, typically annually. Once realized, such incentive fees are no longer subject to reversal.
For certain
non-BDC
Direct Lending products and substantially all of the GP Capital Solutions products, incentive income is in the form of carried interest that is allocated to the Company based on cumulative fund performance over time, subject to the achievement of minimum return levels in certain products. The Company recognizes carried interest only to the extent that it is not probable that a significant reversal will occur for amounts recognized. Generally carried interest is earned after a return of all contributions and may be subject to a preferred return to investors; however, the Company is able to catch-up
amounts subject to the preferred return in certain cases. Substantially all of the carried interest generated by the Company’s products is allocable to investors, including certain related parties, in vehicles in which the Company does not have a controlling financial interest, and therefore is not included in the Company’s consolidated and combined financial statements. The Company has not recognized any incentive income to-date.

Revenue Recognition
Revenues consist primarily of management fees, incentive fees and administrative and other transaction fees. Effective January 1, 2018, the Company adopted the Financial Accounting Standards Board (“FASB”) Topic 606 (“ASC 606”),
 Revenue from Contracts with Customers
.
Pursuant to ASC 606, the Company recognizes revenue at the time of transfer of promised goods or services to customers in an amount that reflects the consideration to which the Company expects to be entitled in exchange for those goods or services. Under this standard, revenue is based on a contract with a determinable transaction price and distinct performance obligations with probable collectability. Revenues cannot be recognized until the performance obligation(s) are satisfied and control is transferred to the customer.
Management Fees
Management fees are recognized over the period in which the investment management services are performed because customers simultaneously consume and receive benefits continuously over time. Payment terms and fee rates of management fees vary by fund. Management fees are generally based upon a defined percentage of average fair value of gross assets (excluding cash) or average fair value of gross assets (excluding cash) plus undrawn commitments in the case of the Company’s business development companies (“BDCs”), or fair value of gross assets (excluding cash), fair value of investments plus undrawn commitments, or invested capital in the case of the Company’s long-dated private funds (“Private Debt funds”) and separately managed accounts (“Managed Accounts”). The contractual terms of management fees vary by fund structure and investment strategy.
Management fees also include a fee based on the net investment income of the Company’s BDCs, Owl Rock Capital Corporation, Owl Rock Capital Corporation II, Owl Rock Technology Finance Corp. and Owl Rock Core Income Corp. (and should such BDC be listed in the future, Owl Rock Capital Corporation III, collectively, “BDC Part I Fees”), which are subject to performance hurdles. Such BDC Part I Fees are classified as management fees in the consolidated statements of operations as they are predictable and recurring in nature, not subject to contingent repayment and cash-settled each quarter.
Incentive Fees
Incentive fees earned on the performance of certain fund structures are recognized based on the fund’s performance during the period, subject to the achievement of minimum return levels in accordance with the respective terms set out in each fund’s investment management agreement. Incentive fees are realized at the end of a measurement period, typically annually. Once realized, such fees are no longer subject to reversal. The Company recognizes incentive fee revenue only when the amount is realized and no longer subject to reversal.
Administrative, Transaction and Other Fees
Administrative, transaction and other fees are comprised of fee income earned from services provided to portfolio companies, dealer manager revenue, and administrative fees reimbursed by products managed by the Company (“Owl Rock products”).
Fee income is earned for services provided to portfolio companies, which may include arrangement, syndication, origination, structuring analysis, capital structure and business plan advice and other services. The fees are recognized as income when the services rendered are completed.
Dealer manager revenue consists of commissions earned for providing distribution services to certain Owl Rock products. Dealer manager revenue is recorded on an accrual basis as earned.
Administrative fees represent expenses incurred by certain professionals of the Company and reimbursed by products managed by the Company. The Company may incur certain costs in connection with satisfying its performance obligations for investment management services or similar agreements – primarily employee travel costs – for which it receives reimbursements from its customers under the administrative agreements or similar agreements with Owl Rock products. For reimbursable travel costs, the Company concluded it controls the services provided by its employees and other parties and, therefore, is acting as principal. For reimbursable costs incurred in connection with satisfying its performance obligations for administration services, the Company concluded it does not control, with the exception of the allocable compensation and employee travel costs, the services provided by its employees and other parties and, therefore, is acting as agent. Accordingly, the Company records expenses for which it is acting as the principal on a gross basis within administrative, transaction and other fees and general, administrative and other expenses, and records costs for which it is agent on a net basis within due from affiliates, net, within the consolidated statements of financial condition.
Compensation and Benefits
Compensation and benefits consist of salaries, bonuses, commissions, long-term deferral programs, benefits and payroll taxes. Compensation is accrued over the related service period and long-term deferral program awards are paid out based on the various vesting dates.
On September 15, 2020, the Company issued a special incentive award (the “Award”). The Award is determined in relation to the fair value of Owl Rock, measured by an independent third party valuation firm, was fully vested upon issuance, will be settled in cash and is subject to the terms and conditions of the Award. The Award is classified as a liability and will be remeasured at fair value, which is equal to its settlement value, each reporting period until it is settled. The Award incurred a non-cash
compensation expense of $90.5 million in 2020 and it is included in compensation and benefits within the consolidated statements of operations and accrued compensation within the consolidated statements of financial condition.
On December 28, 2020, the Company entered into an agreement to convert the cash settled Award into 9.05 million restricted stock units of Blue Owl common stock upon closing of the transaction. As this modification is contingent upon the closing of the transaction, it will not be recognized until the contingency is resolved.

Deferred Financing Costs
Deferred Financing Costs
The Company records expenses related to debt obligations as deferred financing costs. These expenses are deferred and evenly amortized over the life of the related debt instrument and included within interest expense within the consolidated statements of operations. Deferred financing costs are presented on the consolidated statements of financial condition as a direct deduction from the outstanding debt obligations liability.

Income Taxes
Income Taxes
Prior to the Business Combination, the Company’s earnings were subject to New York City unincorporated business tax (“UBT”), as well as certain U.S. Federal and foreign taxes. Subsequent to the Business Combination, substantially all of the earnings of the Blue Owl Operating Group remain subject to New York City UBT and additionally, the portion of earnings allocable to the Registrant is subject to corporate tax rates at the Federal and state and local levels. Therefore, the amount of income taxes recorded prior to the Business Combination is not representative of the expenses expected in the future.
The computation of the effective tax rate and provision at each interim period requires the use of certain estimates and significant judgment including, but not limited to, the expected operating income for the year, projections of the proportion of income that is subject to tax, permanent differences between the Company’s GAAP earnings and taxable income, and the likelihood of recovering deferred tax assets existing as of the balance sheet date. The estimates used to compute the provision for income taxes may change throughout the year as new events occur, additional information is obtained or as tax laws and regulations change. Accordingly, the effective tax rate for future interim periods may vary materially.
Deferred income tax assets and liabilities resulting from temporary differences between the GAAP and tax bases of assets and liabilities are measured at the balance sheet date using enacted income tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse. The Company offsets deferred income tax assets and liabilities for presentation in its consolidated and combined statements of financial condition when such assets and liabilities are within the same taxpayer and related to the same taxing jurisdiction.
The realization of deferred tax assets depends upon the existence of sufficient taxable income within the carryback or carryforward periods under the enacted tax law in the applicable tax jurisdiction. A valuation allowance is established when management determines, based on available information, that it is more-likely-than-not
that deferred income tax assets will not be realized. Significant judgment is required in determining whether a valuation allowance should be established, as well as the amount of such valuation allowance.
The Company recognizes uncertain income tax positions when it is not more-likely-than-not
a tax position will be sustained upon examination. If the Company were to recognize an uncertain tax position, the Company would accrue interest and penalties related to uncertain tax positions as a component of the income tax provision in the consolidated and combined statements of operations.

Income Taxes
Certain subsidiaries of the Company (the “Taxable Partnerships”) are treated as partnerships for federal income tax purposes and, accordingly, are generally not subject to federal and state income taxes, as such taxes are the responsibility of certain direct and indirect owners of the Taxable Partnerships. However, the Taxable Partnerships are subject to Unincorporated Business Tax in New York City and Connecticut at 4.00% and 6.99%, respectively (“UBT”) and other state taxes. Certain subsidiaries of the Company (the “Taxable Corporations”) are domestic and foreign corporations. Depending on the domicile of the Taxable Corporations, their income is subject to either U.S. federal, state and local income taxes or foreign income taxes (for which a foreign tax credit can generally offset U.S. corporate taxes imposed on the same income).
The Company accounts for income taxes and UBT using the asset and liability method under which deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities, and their respective tax basis by applying statutory tax rates. The measurement of deferred tax assets is reduced by a valuation allowance if, based upon available evidence, it is more likely than not, that some or all of the deferred tax asset will not be realized. Interest and penalties, if any, assessed under the relevant tax law are recognized as incurred within income tax expense in the consolidated statements of operations. Based on the available evidence, the Company has determined that it is more likely than not that all deferred tax assets will be realized and that a valuation allowance is not needed as of December 31, 2020 and 2019.
The Company is required to determine whether its tax positions are more-likely-than-not
to be sustained upon examination by the applicable taxing authority based on the technical merits of the position. Tax positions not deemed to meet a
more-likely-than-not
standard would be recorded as a tax expense in the current period. At December 31, 2020 and 2019, there were no uncertain tax positions meeting the above recognition criteria. The Taxable Partnerships and the Taxable Corporations file U.S. Federal, state and local tax returns as well as foreign tax returns. Deferred tax expense (benefit) is included in the accompanying consolidated statements of operations.
New Accounting Pronouncements
New Accounting Pronouncements
The Company considers the applicability and impact of all ASUs issued by the FASB. None of the ASUs that have been issued but not yet adopted are expected to have a material impact on the Company’s consolidated and combined financial statements.

New Accounting Pronouncements
The Company considers the applicability and impact of all accounting standard updates (“ASU”) issued. ASUs not listed below were assessed and either determined to be not applicable or expected to have minimal impact on its consolidated financial statements.
In February 2016, the FASB issued ASU
2016-02,
Leases (Topic 842)
. This ASU is intended to provide enhanced transparency and comparability by requiring lessees to record right-of-use
assets and corresponding lease liabilities on the balance sheet for most leases. Expenses associated with leases will continue to be recognized in a manner similar to current accounting guidance. This pronouncement is effective for the Company beginning January 1, 2022, with early adoption permitted. We have not yet quantified the impact that the adoption of this pronouncement will have on our consolidated financial condition and/or results of operations.
In October 2018, the FASB issued ASU
2018-17,
 Consolidation (Topic 810): Targeted Improvements to Related Party Guidance for Variable Interest Entities
. ASU
2018-17,
amends ASC 810 to address whether indirect interests held through related parties in common control arrangements should be considered on a proportional basis for determining whether fees paid to decision makers and service providers are variable interests. This is consistent with how indirect interests held through related parties under common control are considered for determining whether a reporting entity must consolidate a VIE. For example, if a decision maker or service provider owns a 20 percent interest in a related party and that related party owns a 40 percent interest in the legal entity being evaluated, the decision maker’s or service provider’s indirect interest in the VIE held through the related party under common control should be considered the equivalent of an eight percent direct interest for determining whether its fees are variable interests. ASU
2018-17
is effective for annual reporting periods beginning after December 15, 2020 and interim periods within fiscal years beginning after December 15, 2021, with early adoption permitted. The guidance should be applied retrospectively. The Company is currently evaluating the impact of this guidance on its consolidated financial statements.
In December 2019, the FASB issued ASU
2019-12
,
 Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes.
 The amendments in this update simplify the accounting for income taxes by removing certain exceptions to the general principles in Topic 740. The amendments also improve consistent application of and simplify GAAP for other areas of Topic 740 by clarifying and amending existing guidance. The amendments in this update related to separate financial statements of legal entities that are not subject to tax should be applied on a retrospective basis for all periods presented. The amendments related to changes in ownership of foreign equity method investments or foreign subsidiaries should be applied on a modified retrospective basis through a cumulative-effect adjustment to retained earnings as of the beginning of the fiscal year of adoption. The amendments related to franchise taxes that are partially based on income should be applied on either a retrospective basis for all periods presented or a modified retrospective basis through a cumulative-effect adjustment to retained earnings as of the beginning of the fiscal year of adoption. All other amendments should be applied on a prospective basis. ASU
2019-12
is effective for annual reporting periods beginning after December 15, 2021 and interim periods within fiscal years beginning after December 15, 2022, with early adoption permitted. The Company is currently evaluating the impact of this guidance on its consolidated financial statements.
In March 2020, the FASB issued ASU
2020-04,
 Reference Rate Reform (Topic 848).
 The amendments in this update provide optional expedients and exceptions for applying generally accepted accounting principles to contracts, hedging relationships, and other transactions affected by reference rate reform if certain criteria are met. The amendments in this update apply only to contracts, hedging relationships, and other transactions that reference the London Interbank Offered Rate (“LIBOR”) or another reference rate expected to be discontinued because of reference rate reform. An entity may elect to adopt the amendments for contract modifications as of any date from the beginning of an interim period that includes or is subsequent to March 12, 2020, or prospectively from a date within an interim period that includes or is subsequent to March 12, 2020, up to the date that the financial statements are available to be issued. An entity may elect to apply the amendments in ASU
2020-04
to eligible hedging relationships existing as of the beginning of the interim period that includes March 12, 2020 and to new eligible hedging relationships entered into after the beginning of the interim period that includes March 12, 2020. The Company is currently evaluating the impact of this guidance on its consolidated financial statements.